AVAILABLE FOR SALE SECURITIES (Tables)	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	September 30, 2012	December 31, 2011
Amortized cost	39,935	23,651
Accumulated net unrealized gain/ (loss)	424	(327)
Carrying value	40,359	23,324